Mexican Government Long-Term Notes Receivable and Other Assets - Summary of Promissory Notes Maturity Dates and Annual Rates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 Promissory_Notes
6.94% to 7.04% notes due 2037 to 2042 [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes	3
Maturity	2037 to 2042
6.94% to 7.04% notes due 2037 to 2042 [member] | Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	6.94%
6.94% to 7.04% notes due 2037 to 2042 [member] | Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Yield Rate Range	7.04%
5.14% notes due 2019 [member]
Disclosure of notes receivable and other non current assets [line items]
Maturity	2019
Yield Rate Range	5.14%